Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated financial statements have been presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (the “GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (the “SEC”). The consolidated financial statements include the financial statements of Texxon and its subsidiaries. Subsidiaries are those entities in which Texxon, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. All inter-company transactions and balances between Texxon and its subsidiaries have been eliminated upon consolidation.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for credit losses, the discount rate of long-term loan, realizability of deferred tax assets.

Going Concern Assessment

Going Concern Assessment

The management of the Company (“Management”) has assessed the going concern assumptions of the Company during the preparation of these consolidated financial statements. The accompanying consolidated financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

The Company had accumulated deficits of $4,316,467 and negative working capital of $ 51,983,382 as of June 30, 2025. For the fiscal year ended June 30, 2025, the Company incurred a net loss of $1,454,132. While the Company generated positive cash flows from operating activities during the fiscal year ended June 30, 2025, representing its first period of operational cash positivity, substantial doubt exists regarding its ability to sustain this performance. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In assessing whether the going concern assumption is appropriate, management considers all available information about the future, which is at least, but not limited to, twelve months from the date that the financial statements are issued. The Company’s ability to continue operations is dependent on management’s ability to secure additional financing. Management is actively pursuing such additional sources of financing, and while it has been successful in doing so in the past, there can be no assurance it will be able to do so in the future.

The Company has implemented or intends to implement plans which encompass short-term cash preservation initiatives and completing its public offering in NASDAQ to provide the Company with adequate liquidity to meet its obligations and working capital needs for at least the 12-month period following the date its consolidated financial statements are issued, in addition to creating sustained cash flow generation thereafter.

Management plans to address these concerns further by securing additional financing through other debt financing. Management assessed the mitigating effect of these plans to determine if it is probable that the plans would be effectively implemented within one year after the date of issuance of these consolidated financial statements for the fiscal year ended June 30, 2025, and would mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that these plans and arrangements will be sufficient to find the Company’s ongoing capital expenditure, working capital, and other requirements. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset and the amounts or classification of liabilities that may result from the outcome of this uncertainty.

Revenue recognition

Revenue recognition

The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Company is engaged in the supply chain management business in PRC, for which its revenue is generated from the sales of the plastic and chemical raw material and other products. The Company enters into individual sales contracts with customers, purchases products from suppliers based on customers’ requests, takes control of the purchased products, and arranging shipping and delivery to customers. Once legal ownership of the product is transferred from the supplier to the Company, the Company arranges the shipping and the delivery is typically completed within a few days.

In accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amount of product sales and related costs.

i)	The Company is primarily responsible for fulfilling the promise to transfer the control over the products to customers and the acceptability of the goods. If a supplier fails to deliver the goods, the Company initiates a request for a new supplier to prepare the products. If the original supplier does not fulfill the contract within the agreed time, the Company enters into a purchase agreement with the new supplier, notifies the transportation provider in writing to redirect the new supplier’s warehouse to pick up the products and then deliver to the location specified by the Company’s customer. If there are concerns about the acceptability of the goods, the customer may submit to the Company a written notice along with an inspection report within certain days after receiving the goods, according to the Company’s sale agreement with the customer. Therefore, the Company is primarily responsible for fulfilling the promise to provide the specified goods.

According to the acceptance terms of the Company’s sale agreement, customers should inspect the packaging and quantity upon pickup or delivery. Customers are required to deliver the receipt of acceptance within a specified period. The products are deemed accepted if customers do not notify the Company of any rejection within this period. This grants customers a right to accept or reject the goods upon the inspection, and the Company is obligated to provide acceptable products.

The Company has an obligation to ensure the quality of the products. Per the quality assurance terms of the Company’s sale agreement, if there are concerns about the acceptability of the products, customers may submit the Company a written notice along with a third-party inspection report within certain days after receiving the products. If the original products are deemed unacceptable based on the Company’s investigation, the Company is obligated to provide a replacement for the defective products at no additional cost.

ii)	The Company control the specified goods and bears the inventory risk before the control of the products and risk of losses during the period after the control is transferred from the suppliers to the Company and before the control is transferred to customers, or after transfer of control to the customer (for example, if the customer has a right of return), under each of the company’s delivery methods: designate transportation provider to deliver, have customers pick up the products, and ship products directly from suppliers’ warehouse. This period can range from hours to days.

For transactions that designate transportation provider to deliver, control of the products transfers to customers when they are delivered to and accepted by the customer under the terms of the Company’s sales agreement with customers. Control transfers to the Company when the products are picked up by the Company’s designated transportation provider under the terms of the Company’s purchase agreement with suppliers. The Company has control over the products and bears the inventory risk from the products are picked up by the Company’s designated transportation provider until they are delivered to and accepted by the customer. The Company is responsible for designating the transportation provider and paying for the transportation cost. Also, the Company is responsible for any damage that occurs during transportation and purchase insurance to cover the Company’s potential losses.

For transactions that have customers pick up the products, control of the product transfers to customers when the products are picked up and accepted by the customer under the terms of the Company’s sales agreement with customers. Control transfers to the Company when the supplier notifies the Company that the products are ready for pickup under the terms of the Company’s purchase agreement with suppliers. The Company has control of the products and bears the inventory risk from the time the supplier notifies the Company that the products are ready for pickup until the time the products are picked up and accepted by the customer. This period can range from hours to days. According to the Company’s purchase agreement with the supplier, the Company is responsible for paying all storage costs starting from the date the supplier notifies the Company that the goods are available for pickup.

For transactions that ship products directly from suppliers’ warehouse, control of the products transfers to the customer when they are delivered to and accepted by the customer under the terms of the Company’s sales agreement with customers. Control transfers to the Company when the products are dispatched from the supplier’s warehouse under the terms of the Company’s purchase agreement with suppliers. The Company has control of the products and bears the inventory risk from the time the products are dispatched from the supplier’s warehouse until they are delivered to and accepted by the customer. This period can range from hours to days. The Company is responsible for any damage that occurs during transportation and purchase insurance to cover the Company’s potential losses.

Moreover, the Company assumes inventory risk if the customer does not accept the goods or returns them. The Company is responsible for any damage and additional costs, such as storage cost of returned products.

Therefore, the Company bears the inventory risk before the control of the product and risk of loss between after the control were transferred from the suppliers to the Company and before the control were transferred to customers.

iii)	The Company can direct the products to parties other than the customer or prevent the supplier from transferring those products to customers as the Company designates the delivery method, time and place under the terms of the Company’s purchase agreement with suppliers.

The purchase price is agreed determined on the purchase agreement with the supplier and is negotiated independently of the customer contract. Consequently, the Company assumes the risk associated with any price variances, whether they result in a financial loss or gain. Once the customer initiates a purchase request, the Company provides a quotation based on the Company’s assessment of the customer. This assessment is dynamic and considers various factors such as the customer’s financial situation, credit data, market position within the industry, purchase history, and past fulfillment behavior. The Company negotiates with the customers to finalize the sales price. The sales price may vary for each customer and each transaction. Therefore, the Company has the discretion on selling price and the suppliers are not able to determine the Company’s sales price to the customers.

Consequently, the Company concludes that the Company acts as a principal, and its performance obligation is to fulfill the promise to provide the specified goods. As a result, the Company recognizes revenue at the gross amount.

The Company recognizes the revenue from sale of chemical and plastic raw material and other products upon receipt of customers’ acceptance of goods when control over the inventory is transferred to customer. Advance payment from customers is recorded as contract liabilities first and then recognized as revenue when products are delivered to the customers, when the Company’s performance obligations are satisfied.

All of the Company’s contracts are fixed price contracts and there were no separately identifiable other promises in the contracts. The Company does not routinely allow customers to return products and historically return allowance was immaterial. There is no separate rebate, discount, or volume incentive involved. Revenue is reported net of all value added taxes.

Contract Liabilities

Contract Liabilities

A contract liability would be recognized if the Company has an unconditional right to receive consideration before the Company recognizes the related revenue. Contract liability at the beginning of each reporting period included in revenue for years ended June 30, 2025, 2024 and 2023 are $637,537, $1,592,570 and $641,072, respectively.

The Company assesses the disclosure requirement of information related to remaining performance obligation required in ASC 606-10-50-13. The Company determines that the Company qualifies for the exemption under ASC 606-10-50-14 (1), as the performance obligations are part of contract with an original expected duration of one year or less.

Other Revenue Policies

Other Revenue Policies

Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company records the related costs as selling expense as incurred.

Disaggregation of Revenue

Disaggregation of Revenue

All the Company’s revenue from sale of chemical and plastic raw materials and other products were recognized at a point of time.

The Company disaggregates its revenue on the basis of product categories as follows:

	For the Fiscal Years Ended June 30,
	2025	%	2024	%	2023	%
Basic chemical	$524,640,932	65.8%	$517,028,431	76.9%	$459,370,162	83.1%
Plastic particles	272,389,920	34.2%	144,501,261	21.5%	61,124,868	11.1%
Other products	117,788	0.0%	11,133,005	1.6%	32,031,152	5.8%
Total revenue	$797,148,640	100%	$672,662,697	100%	$552,526,182	100%

The Company disaggregates its revenue on the basis of payment types as follows:

	For the Fiscal Years Ended June 30,
	2025	%	2024	%	2023	%
Prepaid sales	$684,821,498	85.9%	$572,256,802	85.1%	$532,972,031	96.5%
Sales on credit	112,327,142	14.1%	100,405,895	14.9%	19,554,151	3.5%
Total revenue	$797,148,640	100%	$672,662,697	100%	$552,526,182	100%

Cost of Sales

Cost of Sales

Cost of sales primarily consists of products purchase costs and sales related taxes attributable to sales revenue. These products were purchased from both third parties and related parties.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation are recognized in “other income” in the Company’s consolidated statements of operations and comprehensive income when such grants are received. Government grants associated with the acquisition of qualifying property, plant, and equipment are recognized as a reduction of the cost of the underlying asset. The grant proceeds are recorded as a reduction of the asset’s carrying amount, and the grant is effectively recognized in profit or loss over the useful life of the asset through reduced depreciation expense.

For the fiscal years ended June 30, 2025, 2024 and 2023, the Company recognized government grants of $216,574, $2,896,219 and $nil, respectively, in other income, and $2,853,622, $nil and $nil, respectively, as a deduction of the carrying amount of construction in progress.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less.

Restricted Cash

Restricted Cash

The Company’s restricted cash primarily consists of the secured deposits held in designated bank accounts for issuance of letters of credit and bank guarantee, and the bank deposit held in bank account monitored by its short-term loan lender. As of June 30, 2025 and 2024, restricted cash were $562, and $785,105, respectively. These amounts representing deposits held in a bank account where withdrawals require lender’s approval.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1	—	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2	—	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3	—	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, loan to a related party prepayments and other current assets, equity investment, short-term and long-term borrowings, accounts payable, due to related parties, and accrued expenses and other current liabilities.

Carrying amounts of the long term borrowing also approximate their fair value because the loan interest rate on the measurement date approximate the market rate. The Company’s syndicated loan is measured at amortized cost, which is initially recognized at the principal amount net of financing costs. These financing costs are amortized over the term of the loan using the effective interest method. The carrying amount of the Company’s equity investment was stated at cost, less impairment and adjusted for any observable market price.

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities become unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur.
Accounts Receivable

Accounts Receivable

Accounts receivable represents trade receivable and adjusted for any allowance for expected credit loss. The Company grants credit to customers, without collateral, under standard payment terms (typically 7 to 60 days from date of the receipt of customers’ acceptance of goods). Customers typically provide acceptance within 3 days of delivery, after which the Company issues invoices, with payment expected within the specified terms. This receipt of customers’ acceptance of goods triggers our accounts receivable process, during which the Company monitors incoming payments. The carrying value of such receivables, net of expected credit loss, represents its estimated realized value. The Company expects to collect the outstanding balance of current accounts receivables, net, within one year.

If expected credit loss allowance are required for accounts receivable, they would be recognized in the consolidated statements of operations and comprehensive income within operating expenses.

Financial Instruments and Current Expected Credit Losses

Financial Instruments and Current Expected Credit Losses

Effective July 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach for financial assets at amortized cost including accounts receivable, notes receivable, loan to a related party, refundable payments for construction in progress, and other financial assets. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

In accordance with the expected credit loss (ECL) model, the Company uses loss rate method and individual evaluation method to estimate the allowance for credit losses. Balances past due beyond the contractual credit period and receivables with higher risk identified by the Company are reviewed individually for collectability. The Company evaluates the expected credit loss of accounts receivable based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other.

Historically there are no credit losses for accounts receivable, notes receivable, loan to a related party and other financial assets.

The Company believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates. To the extent that there are material differences between these estimates and the actual results, future consolidated financial statements will be affected.

Notes receivable

Notes receivable

Notes receivable are recorded at the face amount, adjusted for any allowance for expected credit loss. Notes receivable are issued by PRC financial institutions which have higher credit standing than commercial businesses. The company’s notes receivable generally mature and are due for payment within six months from the date of issuance of notes and are classified as current assets.

Inventories

Inventories

Inventories are comprised of purchased chemical and plastic raw material and other products to be sold to customers. Inventories are stated at the lower of cost or net realizable value, determined using primarily a specific identification method. The Company reviews its inventories periodically to determine if any reserves are necessary for potential shrinkage and obsolete or unusable inventory. The Company did not record any allowance on inventory for the fiscal year ended June 30, 2025, 2024 and 2023. $791,798,845, $667,608,638 and $548,788,551 of inventories were recognized as cost of sales for the fiscal year ended June 30, 2025, 2024 and 2023, respectively.

Equity Investments

Equity Investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings unless they qualify for a measurement alternative.

Equity Investments without Readily Determinable Fair Values

Equity Investments without Readily Determinable Fair Values

The Company elected to measure its equity investments without readily determinable fair values at cost, less any impairment. These investments are subsequently adjusted for qualifying observable price changes in orderly transactions for identical or similar investments. All adjustments to the carrying value, including impairments and subsequent price changes, are recognized in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts are required to be made to identify price changes that are known or that can reasonably be known.

Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss equal to the difference between the carrying value and fair value. No impairment of equity investment was recognized for the fiscal years ended June 30, 2025, 2024 and 2023.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment loss, and include expenditure that substantially increases the useful lives of existing assets. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, based on their cost less estimated residual values. The Company determine the residual value primarily based on industry practice and tax regulation. Estimated useful lives and residual value are as follows:

	Residual Value	Useful life
Buildings	5%	36 years
Transportation equipment	5%	5 years
Office and electronic equipment	nil	3 years

The Company charges maintenance, repairs, and minor renewals directly to expense as incurred; major additions and betterments are capitalized. When assets are sold or retired, their costs and accumulated depreciation are derecognized from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income.

Costs directly attributable to the construction of new facilities, including, but not limited to, progress payments, equipment purchases, eligible borrowing costs, and related employee compensation, are capitalized as part of property, plant and equipment.

Capitalization of costs ceases when the asset is substantially complete and ready for its intended use.
Intangible Assets, Net

Intangible Assets, Net

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Useful life
Land use right	50 years
Software	3 years

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the remaining useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the fiscal years ended June 30, 2025, 2024 and 2023. There can be no assurance that future events will not have impact on company revenue or financial position which could result in impairment in the future.

Convertible debt

Convertible debt

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted this new guidance on July 1, 2021, with no material impact on its consolidated financial statements.

The Company accounts for its convertible debt under ASC 470 Debt, using the effective interest method, as a single debt instrument, from the issuance date to the maturity date. Interest expenses are recognized in the consolidated statement of operations and comprehensive income in the period in which they are incurred. When the conditions for conversion into equity are fully satisfied and all required regulatory procedures for the equity issuance have been completed, the related debt liability is derecognized and recorded as equity. If the required regulatory procedures for conversion have not been completed, the amount designated for conversion continues to be classified as accrued expenses and other current liabilities until the legal extinguishment of the debt obligation complete.

Related Parties

Related Parties

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significantly influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Leases

Leases

Effective July 1, 2021, the Company accounts for its leases under ASC 842, Leases (“ASC 842”). The adoption of ASU 2016-02 has no impact on the Company’s opening retained earnings as of July 1, 2021. Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term.

The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term. The Company recognized rent expense $91,750, $88,896 and $124,799 for the fiscal year ended June 30, 2025, 2024 and 2023, respectively.

Income taxes

Income taxes

The Company’s subsidiaries in China are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the fiscal years ended June 30, 2025, 2024 and 2023. The Company accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company provided a valuation allowance of $443,962, and $337,944 on the net deferred tax assets as of June 30, 2025 and 2024, respectively.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income taxes for uncertain tax positions are classified as income tax expenses in the period incurred. No penalties or interest relating to uncertain tax positions were incurred during the fiscal years ended June 30, 2025, 2024 and 2023. As of June 30, 2025, the tax years ended December 31, 2022 through December 31, 2024 for the Company’s PRC subsidiaries remained open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income determined under PRC accounting rules. As small-scale taxpayers, enterprise income tax is calculated at the 20% rate on 25% of the annual taxable income, which is essentially resulting in a favorable income tax rate of 5%, effective to December 31, 2027. The Company believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated under the laws.

Value Added Tax (“VAT”)

Value Added Tax (“VAT”)

Revenue represents the invoiced value of goods and services, net of VAT. VAT is based on the gross sales price and VAT rates range from 9% to 13%, depending on the type of goods or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing. Under the provisions of tax enacted in Hong Kong, no VAT is levied.

As of June 30, 2025 and 2024, input value-added tax (“VAT”) of $4,606,605 and $754,031, respectively, was deductible against output VAT generated from the Company’s revenue-generating operations. The input VAT primarily related to the construction in progress of the Company’s Henan Polystyrene Factory.

Foreign Currency Translation

Foreign Currency Translation

The Company primarily operates in mainland China and generally uses RMB as its functional currency. The Company’s consolidated financial statements have been translated into the reporting currency of the U.S. dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rates when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income (loss).

Transactions dominated in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The following table outlines the currency exchange rates that were used in creating the Company’s consolidated financial statements:

	June 30, 2025	June 30, 2024
Balance sheet items, except for equity accounts	$1=RMB7.1636	$1=RMB7.2672
	For the Years Ended June 30,
	2025	2024	2023
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=RMB7.2142	$1=RMB7.2248	$1=RMB6.9536

Employee Benefit Plan

Employee Benefit Plan

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the accompanying consolidated statements of operations and comprehensive income amounted to $123,228, $113,133 and $144,706 for the fiscal year ended June 30, 2025, 2024 and 2023, respectively.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. For the calculation of diluted net income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares. The effect mentioned above is not included in the calculation of the diluted income per share when inclusion of such effect would be anti-dilutive. For the fiscal years ended June 30, 2025, 2024 and 2023, there were no dilutive outstanding instruments.

Segment reporting

Segment reporting

The Company follows FASB ASC Topic 280, Segment Reporting, segments are defined as components of a company that engage in business activities from which they may earn revenues and incur expenses, and for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker, who is our chief executive officer, manages the business under two operating segments, which are our reportable segments: (1) Supply chain trading, (2) Plastic manufacturing.

Comprehensive income

Comprehensive income

Comprehensive income is comprised of the Company’s net income and other comprehensive income (loss). The components of other comprehensive income (loss) consist of foreign currency translation adjustments.

Risks and uncertainties

Risks and uncertainties

The Company’s main operations are located in China. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in China, as well as by the general state of the economy in China. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in China Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The Company’s subsidiaries operate in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the U.S. dollars and the RMB. Strengthening of the RMB against the U.S. dollars would result in a negative impact of the Company’s net income and/or its financial position.

Currency Convertibility Risks

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash, cash equivalents and restricted cash, accounts receivable and notes receivable. As of June 30, 2025 and 2024, the aggregate amounts of cash, cash equivalent, and restricted cash of $2,518,139 and $1,058,000 was deposited at major financial institutions located in the PRC and Hong Kong, respectively. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. For the concentration analysis of our revenue and accounts receivable, refer to “Note 13 — Concentrations” in our financial statements for detail.

Interest Rate Risks

Interest Rate Risks

We are exposed to the risk of changes in market interest rates relates primarily to our short-term and long-term borrowings. Certain of our borrowings carried a floating interest rate benchmarked to the Loan Prime Rate (LPR), which is primarily adjusted on an annual basis. As of June 30, 2025 and 2024, all borrowings carried fixed interest rates, except for a $209,392 (RMB 1,500,000) short-term loan from Jiujiang Bank, which was at interest rate of Loan Prime Rate (LPR) plus 1.55% and a $27,931,343 (RMB 200,088,971) long-term syndicated loan, which was at interest rate of Loan Prime Rate (LPR) plus 1.5%. LPR are reset annually. We have not been exposed to material risks due to changes in market interest rates, and we have not used any derivative financial instruments to manage our interest risk exposure.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Restricted net assets

Restricted net assets

PRC laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, until the reserve has reached 50% of their respective registered capital. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of the restrictions described above and elsewhere under PRC laws and regulations, the Company’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends. The restriction amounted to USD 777,992 and USD 777,992 as of June 30, 2025 and 2024.

Transfers and Servicing of Financial Assets, Servicing of Financial Assets, Policy [Policy Text Block]

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

New Accounting Pronouncements Not Yet Adopted

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual Unaudited condensed consolidated financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The management expects that the adoption will not have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB has released ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-03 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business entity shall apply ASU 2024-03 prospectively to financial statements issued for current period and all comparative periods. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In November 2024, the FASB issued No. 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of this ASU on its financial statements.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.